Investment instruments (Tables)	12 Months Ended
Dec. 31, 2020
Text block [Abstract]
Detail of Investment Instruments Measured at FVOCI

As of December 31, 2020 and 2019, the detail of financial instruments measured at FVOCI and at amortized cost is as follows:

	As of December 31, 2020			As of December 31, 2019
	At FVOCI	At amortized cost	Totals	At FVOCI	At amortized cost	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Debt instruments	3,960,104	111,542	4,071,646	3,588,214	115,658	3,703,872
Equity instruments	10,795	—	10,795	10,676	—	10,676
Totals	3,970,899	111,542	4,082,441	3,598,890	115,658	3,714,548

Detail of Financial Instruments Measured at FVOCI

As of December 31, 2020 and 2019, the detail of financial instruments measured at FVOCI and at amortized cost is as follows:

	As of December 31, 2020			As of December 31, 2019
	At FVOCI	At amortized cost	Totals	At FVOCI	At amortized cost	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Securities quoted in active markets
Chilean Central Bank and Government securities
Chilean Central Bank instruments	1,170,841	—	1,170,841	477,900	—	477,900
Chilean Treasury bonds	1,783,765	—	1,783,765	1,609,397	—	1,609,397
Other goverment securities	101,573	—	101,573	86,981	—	86,981
Other local institutions financial instruments
Time deposits in local banks	14,856	—	14,856	412,962	—	412,962
Mortgage finance bonds	30	—	30	41	—	41
Chilean financial institutions bonds	277,163	—	277,163	118,583	—	118,583
Other local financial investments	—	—	—	—	—	—
Foreign institutions financial instruments
Foreign Governments and Central Banks financial instruments	217,185	—	217,185	165,927	—	165,927
Other foreign financial instruments	394,691	111,542	506,233	716,423	115,658	832,081
Investments not quoted in active markets			—			—
Corporate bonds	—	—	—	—	—	—
Totals	3,960,104	111,542	4,071,646	3,588,214	115,658	3,703,872

Summary of Portfolio of Debt Securities Classified as Investment Instruments at Fair Value through Other Comprehensive Income Includes Impairment

As of December 31, 2020 and 2019 the portfolios of debt securities classified as investment instruments at fair value through other comprehensive income includes impairment movements as summarized below:

	Financial instruments at FVOCI
	Stage 1	Stage 2	Stage 3
	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals
Opening balances as of January 1, 2020	(2,310)	—	—	(2,310)
Changes in the allowances
- Transfer to stage 1	—	—	—	—
- Transfer to stage 2	—	—	—	—
- Transfer to stage 3	—	—	—	—
- Increases due to change in credit risk	(210)	—	—	(210)
- Decreases due to change in credit risk	1,127	—	—	1,127
- Charge-Offs	—	—	—	—
- Changes due to modifications that did not result in derecognition	—	—	—	—
New financial assets originated or purchased	(40)	—	—	(40)
Financial assets that have been derecognized	522	—	—	522
Changes in models/risk parameters	—	—	—	—
Foreign exchange and other movements	—	—	—	—
Ending balances as of December 31, 2020	(911)	—	—	(911)

Financial instruments at FVOCI
	Stage 1	Stage 2	Stage 3
	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals
Opening balances as of January 1, 2019	(134)	—	—	(134)
Changes in the allowances
- Transfer to stage 1	—	—	—	—
- Transfer to stage 2	—	—	—	—
- Transfer to stage 3	—	—	—	—
- Increases due to change in credit risk	—	—	—	—
- Decreases due to change in credit risk	—	—	—	—
- Charge-Offs	—	—	—	—
- Changes due to modifications that did not result in derecognition	—	—	—	—
New financial assets originated or purchased	(2,195)	—	—	(2,195)
Financial assets that have been derecognized	19	—	—	19
Changes in models/risk parameters	—	—	—	—
Foreign exchange and other movements	—	—	—	—
Ending balances as of December 31, 2019	(2,310)	—	—	(2,310)

Summary of Portfolio of Investment Instruments at Amortized Cost Includes Impairment

As of December 31, 2020 and 2019 the portfolios of investment instruments at amortized cost includes impairment movements as summarized below:

Financial instruments at Amortized cost
	Stage 1	Stage 2	Stage 3
	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals
Opening balances as of January 1, 2020	(24)	—	—	(24)
Changes in the allowances
- Transfer to stage 1	—	—	—	—
- Transfer to stage 2	—	—	—	—
- Transfer to stage 3	—	—	—	—
- Increases due to change in credit risk	—	—	—	—
- Decreases due to change in credit risk	—	—	—	—
- Charge-offs	—	—	—	—
- Changes due to modifications that did not result in derecognition	—	—	—	—
New financial assets originated or purchased	(86)	—	—	(86)
Financial assets that have been derecognized	9	—	—	9
Changes in models/risk parameters	—	—	—	—
Foreign exchange and other movements	—	—	—	—
Ending balances as of December 31, 2020	(101)	—	—	(101)

Financial instruments at Amortized cost
	Stage 1	Stage 2	Stage 3
	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals
Opening balances as of January 1, 2019	(13)	—	—	(13)
Changes in the allowances
- Transfer to stage 1	—	—	—	—
- Transfer to stage 2	—	—	—	—
- Transfer to stage 3	—	—	—	—
- Increases due to change in credit risk	—	—	—	—
- Decreases due to change in credit risk	—	—	—	—
- Charge-offs	—	—	—	—
- Changes due to modifications that did not result in derecognition	—	—	—	—
New financial assets originated or purchased	(24)	—	—	(24)
Financial assets that have been derecognized	13	—	—	13
Changes in models/risk parameters	—	—	—	—
Foreign exchange and other movements	—	—	—	—
Ending balances as of December 31, 2019	(24)	—	—	(24)

Schedule of Unrealized Gains and Losses on the FVTOCI Portfolio

Unrealized gains and losses of the FVTOCI portfolio as of December 31, 2020 and 2019 are detailed as follows:

	As of December 31, 2020				As of December 31, 2019
	Acquisition	Unrealized		Fair	Acquisition	Unrealized		Fair
	cost	Gain	Losses	value	cost	Gain	Losses	value

Securities quoted in active markets
Chilean Central Bank and Government securities
Chilean Central Bank instruments	1,171,350	29	(538)	1,170,841	477,127	2,023	(1,250)	477,900
Chilean Treasury bonds	1,781,626	8,989	(6,850)	1,783,765	1,593,550	19,865	(4,018)	1,609,397
Other government securities	96,924	4,409	240	101,573	86,454	626	(99)	86,981
Other local institutions financial instruments
Time deposits in local banks	14,622	252	(18)	14,856	412,936	85	(59)	412,962
Mortgage finance bonds	29	1	—	30	40	1	—	41
Chilean financial institutions bonds	273,028	4,135	—	277,163	117,641	1,008	(66)	118,583
Foreign institutions financial instruments
Foreign Governments and Central Banks financial instruments	193,389	23,848	(52)	217,185	160,481	5,520	(74)	165,927
Other foreign financial instruments	391,058	3,724	(91)	394,691	697,663	18,965	(205)	716,423
Investments not quoted in active markets
Corporate bonds	—	—	—	—	—	—	—	—
Equity instruments
Unlisted securities	6,466	4,329	—	10,795	6,965	3,711	—	10,676
Totals	3,928,492	49,716	(7,309)	3,970,899	3,552,857	51,804	(5,771)	3,598,890

Schedule of Portfolio of Equity Instruments at Fair Value through Comprehensive Income

As of December 31, 2020 and 2019 the portfolio of equity investment instruments at fair value through comprehensive income are detail as follows:

	2020	2019
Unlisted securities	MCh$	MCh$
Domestic entities
Stock Exchanges	4,616	4,990

Foreign entities
A.C.H Colombia	1,173	989
Redeban Multicolor S.A.	717	634
Cámara de Compensación Divisas de Colombia S.A.	309	270
Cámara de Riesgo Central de Contraparte S.A. (*)	—	160
Bolsa de Valores de Colombia	969	781
Credibanco	2,990	2,831
Others	21	21
Totals	10,795	10,676

(*)     In August 2020, the Cámara de Riesgo Central de Contraparte S.A. participation was sold, corresponding to 2.43% of the total equity, generating a profit of Ch$449 million recorded in income from investments in companies.

Schedule of Amount Recognized in Profit and Loss and Other Comprehensive Income

For the years ended December 31, 2020 and 2019, the following gains and losses were recognized in profit or loss and other comprehensive income:

	2020	2019
	MCh$	MCh$
Dividends from equity investments held at FVOCI recognized in profit or loss	979	904
Related to investments derecognized during the period	56,838	35,489
Related to investments held at the end of the reporting period	—	—
Totals	57,817	36,393